GOING CONCERN AND MANAGEMENT PLANS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Going Concern and Management Plans [Abstract]
2. GOING CONCERN AND MANAGEMENT PLANS

Note 2 - Going Concern and Management Plans

The Company is an early stage entity and incurred operating losses of $520,388 and net losses of $1,605,709 during the three months ended March 31, 2014. As of March 31, 2014 the Company had working capital and stockholders’ equity of $263,889 and $273,197, respectively.

In order to execute the Company's long-term strategic plan to develop and commercialize its core products, the Company will need to raise additional funds, through public or private equity offerings, debt financings, or other means. On April 29, 2014 the Company received $150,000 in connection with the exercise of 50,000 warrants into 50,000 shares of common stock at an exercise price of $3.00 per share. The Company can give no assurance that the cash raised subsequent to March 31, 2014 or any additional funds raised will be sufficient to execute its business plan. Additionally, the Company can give no assurance that additional funds will be available on reasonable terms, or available at all, or that it will generate sufficient revenue to alleviate the going concern. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s ability to execute its business plan is dependent upon its ability to raise additional equity, secure debt financing, and/or generate revenue. Should the Company not be successful in obtaining the necessary financing, or generate sufficient revenue to fund its operations, the Company would need to curtail certain of its operational activities. The accompanying financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

Note 2 - Going Concern and Management Plans

The Company is an early stage entity and incurred net losses of $1,544,534 during the year ended December 31, 2013. As of December 31, 2013 the Company had a working capital deficiency and stockholders’ deficiency of $1,839,127 and $1,831,393, respectively. Subsequent to December 31, 2013, the Company raised $900,000 through the issuance of common stock and warrants in a private placement (see Note 11). The Company received notice on February 11, 2014 from Connecticut Innovations, Inc. requesting the conversion of their outstanding convertible note of $150,000 and accrued interest of $21,485 into common stock on February 17, 2014. Since February 17th was a holiday the Company issued the shares on February 18, 2014. The Company issued 55,497 shares in full relief of the outstanding debt of $171,485.

In order to execute the Company's long-term strategic plan to develop and commercialize its core products, the Company will need to raise additional funds, through public or private equity offerings, debt financings, or other means. The Company can give no assurance that the cash raised subsequent to December 31, 2013 or any additional funds raised will be sufficient to execute its business plan. Additionally, the Company can give no assurance that additional funds will be available on reasonable terms, or available at all, or that it will generate sufficient revenue to alleviate the going concern. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s ability to execute its business plan is dependent upon its ability to raise additional equity, secure debt financing, and/or generate revenue. Should the Company not be successful in obtaining the necessary financing, or generate sufficient revenue to fund its operations, the Company would need to curtail certain of its operational activities. The accompanying financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.